Earnings per Share - Awards Excluded from Diluted Calculation (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015
Performance-based stock options
Anti-dilutive securities
Vesting conditions not satisfied	2,794,910	2,487,275	2,234,217
Stock options
Anti-dilutive securities
Employee stock options excluded from calculation of diluted earnings per share (in shares)	2,035,332	2,536,960